UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011.

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       06/30/2011__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      27
Form 13F Information Table Value Total:       $114,226


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     6194   197210 SH       SOLE                   197210        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101     1687    44760 SH       SOLE                    44760        0        0
BEST BUY                       COM              086516101     3218   102460 SH       SOLE                   102460        0        0
BOEING COMPANY                 COM              097023105     4447    60155 SH       SOLE                    60155        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     5125   382485 SH       SOLE                   382485        0        0
CONOCOPHILLIPS                 COM              20825C104     6528    86825 SH       SOLE                    86825        0        0
CONSOLIDATED EDISON INC        COM              209115104     6011   112910 SH       SOLE                   112910        0        0
DUPONT DE NEMOUR               COM              263534109     5906   109260 SH       SOLE                   109260        0        0
FREEPORT MCMORAN               COM              35671D857     3955    74765 SH       SOLE                    74765        0        0
GENERAL ELECTRIC CO            COM              369604103     5989   317570 SH       SOLE                   317570        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4333    32555 SH       SOLE                    32555        0        0
HEWLETT PACKARD CORP           COM              428236103     4386   120495 SH       SOLE                   120495        0        0
JOHNSON & JOHNSON              COM              478160104     5813    87385 SH       SOLE                    87385        0        0
MICROSOFT CORP                 COM              594918104     2155    82890 SH       SOLE                    82890        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     2333    70330 SH       SOLE                    70330        0        0
PENGROWTH ENERGY CORP          COM              70706P104     5251   417440 SH       SOLE                   417440        0        0
PERMIAN BASIN ROYALTY          COM              714236106     4817   222620 SH       SOLE                   222620        0        0
PFIZER INC                     COM              717081103     1907    92560 SH       SOLE                    92560        0        0
PITNEY BOWES INC.              COM              724479100      642    27935 SH       SOLE                    27935        0        0
SAFEWAY INC NEW                COM              786514208     3911   167345 SH       SOLE                   167345        0        0
SYSCO CORPORATION              COM              871829107     2198    70480 SH       SOLE                    70480        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     4063    55710 SH       SOLE                    55710        0        0
VISA INC.                      COM              92826C839     5361    63630 SH       SOLE                    63630        0        0
WELLS FARGO & CO (NEW)         COM              949746101     5123   182575 SH       SOLE                   182575        0        0
WINDSTREAM CORP                COM              97381W104     4952   382065 SH       SOLE                   382065        0        0
NORDIC AMERICAN TANKERS LTD    COM              G65773106     4672   205470 SH       SOLE                   205470        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     3249   296445 SH       SOLE                   296445        0        0